SGI Peak Growth Fund
Schedule of Investments
November 30, 2025 (Unaudited)

EXCHANGE TRADED FUNDS - 86.9%	Shares	Value
SGI Dynamic Tactical ETF (a)	191,850	$5,658,616
SGI Enhanced Core ETF (a)	214,880	5,565,392
SGI Enhanced Nasdaq-100 ETF (a)	341,870	10,989,924
SGI U.S. Large Cap Core ETF (a)	305,128	11,523,586
SPDR Portfolio Developed World ex-US ETF	249,290	10,933,860
SPDR Portfolio Emerging Markets ETF	119,840	5,636,075
TOTAL EXCHANGE TRADED FUNDS (Cost $43,747,667)		50,307,453

OPEN-END FUNDS - 12.2%	Shares	Value
SGI Small Cap Core Fund - Class I (a)	211,637	7,047,511
TOTAL OPEN-END FUNDS (Cost $5,861,853)		7,047,511

TOTAL INVESTMENTS - 99.1% (Cost $49,609,520)		57,354,964
Other Assets in Excess of Liabilities - 0.9%		549,153
TOTAL NET ASSETS - 100.0%		$57,904,117

Percentages are stated as a percent of net assets.

(a)	Affiliated security as defined by the Investment Company Act of 1940.

Summary of Fair Value Disclosure as of November 30, 2025 (Unaudited)

SGI Peak Growth Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of November 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Exchange Traded Funds	$50,307,453	$–	$–	$50,307,453
Open-End Funds	7,047,511	–	–	7,047,511
Total Investments	$57,354,964	$–	$–	$57,354,964

Refer to the Schedule of Investments for further disaggregation of investment categories.